Consolidated statements of comprehensive income (parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated statements of comprehensive income [Abstract]
Income tax on remeasurement of defined benefit liability	$ 431	$ 969
Remeasurements of investee, tax	(7,236)	(6,217)
Gains (losses) on derivatives designated as cash flow hedges - equity-accounted investee, tax	$ 11,457	$ (4,272)